SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 1,320,338	$ 966,148
Additions	73,027	490,394
Disposals	(182,432)	(136,204)
Property, plant and equipment, ending balance	1,210,933	1,320,338
Accumulated depreciation Property, plant and equipment, beginning balance	639,537	561,457
Charge for the period	157,518	154,410
Disposals	(101,062)	(76,330)
Accumulated depreciation Property, plant and equipment, ending balance	695,993	639,537
Property, plant and equipment	514,940	680,801
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	133,273	95,662
Additions	6,876	58,611
Disposals	(9,821)	(21,000)
Property, plant and equipment, ending balance	130,328	133,273
Accumulated depreciation Property, plant and equipment, beginning balance	58,178	41,998
Charge for the period	29,643	22,762
Disposals	(3,383)	(6,582)
Accumulated depreciation Property, plant and equipment, ending balance	84,438	58,178
Property, plant and equipment	45,890	75,095
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,040,192	834,453
Additions	63,792	320,943
Disposals	(172,611)	(115,204)
Property, plant and equipment, ending balance	931,373	1,040,192
Accumulated depreciation Property, plant and equipment, beginning balance	545,403	502,790
Charge for the period	107,486	112,361
Disposals	(97,679)	(69,748)
Accumulated depreciation Property, plant and equipment, ending balance	555,210	545,403
Property, plant and equipment	376,163	494,789
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	86,530
Additions	2,359	86,530
Disposals
Property, plant and equipment, ending balance	88,889	86,530
Accumulated depreciation Property, plant and equipment, beginning balance	6,790
Charge for the period	13,374	6,790
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	20,164	6,790
Property, plant and equipment	68,725	79,740
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	60,343	36,033
Additions		24,310
Disposals
Property, plant and equipment, ending balance	60,343	60,343
Accumulated depreciation Property, plant and equipment, beginning balance	29,166	16,669
Charge for the period	7,015	12,497
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	36,181	29,166
Property, plant and equipment	$ 24,162	$ 31,177